Marketable Securities - Summary Of Marketable Securities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized Cost	$ 77,189	$ 84,925	$ 55,624
Gross Unrealized Gains	112	103	27
Gross Unrealized Losses	(13)	(35)	(80)
Fair Value	77,288	84,993	55,571
U.S. Treasury Securities
Marketable Securities [Line Items]
Amortized Cost	18,570	26,985
Gross Unrealized Gains	5	19
Fair Value	18,575	27,004
Corporate Debt Securities
Marketable Securities [Line Items]
Amortized Cost	58,619	57,940	55,624
Gross Unrealized Gains	107	84	27
Gross Unrealized Losses	(13)	(35)	(80)
Fair Value	$ 58,713	$ 57,989	$ 55,571